Financial instruments - fair values and risk management - Summary of key valuation assumptions (Details)	12 Months Ended
Dec. 31, 2022 EUR (€) € / shares
Disclosure of detailed information about financial instruments [abstract]
Exercise price (dollars per share) | € / shares	€ 3.2
Volatility	59.17%
Time to expiration (years) | €	1.5
Risk-free rate	4.57%
Probability of conditions being met	58.00%